Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	R$ 28,150	R$ 27,040
Held-for-trading financial assets [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	21,502	29,192
Brazilian government securities [member] | Held-for-trading financial assets [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	12,181	28,759
Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	13,786	9,583
Government securities - abroad [member] | Held-for-trading financial assets [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	765	329
Corporate securities [member] | Held-for-trading financial assets [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	R$ 8,556	R$ 104